UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E. G. Purcell, III, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-228-1872

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

BB&T Equity Index Fund

Schedule of Investments

September 30, 2008

(Unaudited)

Fair Value
Mutual Funds (100.6%)
S&P 500 Index Master Portfolio	$88,179,260

TOTAL INVESTMENTS - 100.6%	$88,179,260

Percentages based on net assets of $87,642,814.

See accompanying notes to the Schedule of Investments

Notes to Schedule of Investments

September 30, 2008

(Unaudited)

1. Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests substantially all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as investment advisor for the Master Portfolio. The Master Portfolio’s Schedule of Investments are included in this Form and should be read in conjunction with the Fund’s Schedule of Investments. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 4.04% in the net assets of the Master Portfolio at September 30, 2008.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments (the “Schedule”). The policies are in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of the Schedule requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule. Actual results could differ from those estimates.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Valuation Inputs	Investments in Master Portfolio (Market Value)
Level 1 – Quoted Prices	$88,179,260
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total Market Value of Investments	$88,179,260

(A)	Security Valuation – The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to the Schedule of Investments, which are included in this Form.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2008

Security	Shares	Value
COMMON STOCKS—98.49%

ADVERTISING—0.15%
Interpublic Group of Companies Inc. (The) (a) (b)	99,201	$768,808
Omnicom Group Inc. (b)	67,246	2,593,006

		3,361,814

AEROSPACE & DEFENSE—2.26%
Boeing Co. (The)	156,483	8,974,300
General Dynamics Corp.	83,633	6,157,061
Goodrich Corp.	26,274	1,092,998
L-3 Communications Holdings Inc. (b)	25,753	2,532,035
Lockheed Martin Corp.	70,403	7,721,097
Northrop Grumman Corp.	70,838	4,288,533
Raytheon Co. (b)	88,289	4,724,344
Rockwell Collins Inc. (b)	33,757	1,623,374
United Technologies Corp.	203,717	12,235,243

		49,348,985

AGRICULTURE—2.31%
Altria Group Inc.	435,450	8,639,328
Archer-Daniels-Midland Co. (b)	135,178	2,961,750
Lorillard Inc.	36,514	2,597,971
Monsanto Co.	115,958	11,477,523
Philip Morris International Inc.	435,102	20,928,406
Reynolds American Inc.	35,971	1,748,910
UST Inc.	31,043	2,065,601

		50,419,489

AIRLINES—0.10%
Southwest Airlines Co.	155,242	2,252,561

		2,252,561

APPAREL—0.47%
Coach Inc. (a) (b)	71,666	1,794,517
Jones Apparel Group Inc. (b)	18,099	335,013
Liz Claiborne Inc. (b)	19,972	328,140
Nike Inc. Class B	82,689	5,531,894
Polo Ralph Lauren Corp. (b)	12,120	807,677
VF Corp. (b)	18,338	1,417,711

		10,214,952

AUTO MANUFACTURERS—0.30%
Ford Motor Co. (a) (b)	476,311	2,476,817
General Motors Corp. (b)	118,913	1,123,728
PACCAR Inc. (b)	76,655	2,927,455

		6,528,000

AUTO PARTS & EQUIPMENT—0.21%
Goodyear Tire & Rubber Co. (The) (a)	50,560	774,074
Johnson Controls Inc.	125,317	3,800,865

		4,574,939

BANKS—5.30%
Bank of America Corp.	961,538	33,653,830
Bank of New York Mellon Corp. (The)	241,591	7,871,035

BB&T Corp. (b)	115,802	4,377,316
Comerica Inc. (b)	31,625	1,036,984
Discover Financial Services LLC	100,663	1,391,163
Fifth Third Bancorp (b)	121,606	1,447,111
First Horizon National Corp. (b)	42,319	396,106
Huntington Bancshares Inc. (b)	77,019	615,382
KeyCorp	104,089	1,242,823
M&T Bank Corp. (b)	16,193	1,445,225
Marshall & Ilsley Corp. (b)	54,470	1,097,571
National City Corp. (b)	159,850	279,738
Northern Trust Corp.	46,575	3,362,715
PNC Financial Services Group Inc. (The)	73,032	5,455,490
Regions Financial Corp. (b)	145,922	1,400,851
State Street Corp.	90,997	5,175,909
SunTrust Banks Inc.	74,532	3,353,195
U.S. Bancorp	367,283	13,229,534
Wachovia Corp. (b)	455,054	1,592,689
Wells Fargo & Co.	697,712	26,185,131
Zions Bancorporation (b)	23,844	922,763

		115,532,561

BEVERAGES—2.80%
Anheuser-Busch Companies Inc.	151,587	9,834,965
Brown-Forman Corp. Class B (b)	16,842	1,209,424
Coca-Cola Co. (The)	419,186	22,166,556
Coca-Cola Enterprises Inc.	66,699	1,118,542
Constellation Brands Inc. Class A (a) (b)	41,066	881,276
Molson Coors Brewing Co. Class B	31,706	1,482,256
Pepsi Bottling Group Inc.	28,453	829,974
PepsiCo Inc.	330,439	23,550,388

		61,073,381

BIOTECHNOLOGY—1.27%
Amgen Inc. (a)	223,487	13,246,075
Biogen Idec Inc. (a)	61,516	3,093,640
Celgene Corp. (a)	95,880	6,067,286
Genzyme Corp. (a)	56,617	4,579,749
Millipore Corp. (a) (b)	11,580	796,704

		27,783,454

BUILDING MATERIALS—0.06%
Masco Corp. (b)	75,975	1,362,992

		1,362,992

CHEMICALS—1.53%
Air Products and Chemicals Inc. (b)	44,634	3,056,983
Ashland Inc.	11,792	344,798
CF Industries Holdings Inc.	11,842	1,083,069
Dow Chemical Co. (The)	195,272	6,205,744
E.I. du Pont de Nemours and Co.	190,184	7,664,415
Eastman Chemical Co. (b)	16,022	882,171
Ecolab Inc. (b)	36,852	1,788,059
Hercules Inc. (b)	23,337	461,839
International Flavors & Fragrances Inc. (b)	16,928	667,979
PPG Industries Inc. (b)	34,455	2,009,416
Praxair Inc. (b)	66,388	4,762,675
Rohm and Haas Co.	26,340	1,843,800
Sherwin-Williams Co. (The) (b)	20,766	1,186,985
Sigma-Aldrich Corp. (b)	26,147	1,370,626

		33,328,559

COAL—0.23%
CONSOL Energy Inc. (b)	38,377	1,761,121
Massey Energy Co.	17,752	633,214
Peabody Energy Corp. (b)	57,468	2,586,060

		4,980,395

COMMERCIAL SERVICES—0.68%
Apollo Group Inc. Class A (a)	22,760	1,349,668
Convergys Corp. (a) (b)	25,380	375,116
Equifax Inc.	27,219	937,695
H&R Block Inc.	69,378	1,578,350
McKesson Corp. (b)	58,208	3,132,172
Monster Worldwide Inc. (a) (b)	26,159	390,031
Moody’s Corp. (b)	41,022	1,394,748
R.R. Donnelley & Sons Co.	44,602	1,094,087
Robert Half International Inc. (b)	33,381	826,180
Western Union Co.	152,879	3,771,525

		14,849,572

COMPUTERS—4.52%
Affiliated Computer Services Inc. Class A (a) (b)	20,255	1,025,511
Apple Inc. (a)	186,791	21,230,665
Cognizant Technology Solutions Corp. (a)	61,710	1,408,839
Computer Sciences Corp. (a)	31,747	1,275,912
Dell Inc. (a)	368,833	6,078,368
EMC Corp. (a) (b)	436,393	5,219,260
Hewlett-Packard Co.	516,935	23,903,074
International Business Machines Corp.	285,900	33,438,864
Lexmark International Inc. Class A (a) (b)	18,504	602,675
NetApp Inc. (a) (b)	70,124	1,278,361
SanDisk Corp. (a)	47,254	923,816
Sun Microsystems Inc. (a)	156,051	1,185,988
Teradata Corp. (a)	37,773	736,574
Unisys Corp. (a)	75,179	206,742

		98,514,649

COSMETICS & PERSONAL CARE—2.64%
Avon Products Inc. (b)	89,582	3,723,924
Colgate-Palmolive Co.	106,572	8,030,200
Estee Lauder Companies Inc. (The) Class A (b)	24,028	1,199,237
Procter & Gamble Co. (The)	640,181	44,614,214

		57,567,575

DISTRIBUTION & WHOLESALE—0.18%
Fastenal Co.	27,143	1,340,593
Genuine Parts Co.	34,410	1,383,626
W.W. Grainger Inc.	13,662	1,188,184

		3,912,403

DIVERSIFIED FINANCIAL SERVICES—5.75%
American Express Co.	244,412	8,659,517
Ameriprise Financial Inc.	45,188	1,726,182
Capital One Financial Corp. (b)	79,223	4,040,373
Charles Schwab Corp. (The)	196,604	5,111,704
CIT Group Inc.	59,847	416,535
Citigroup Inc.	1,148,146	23,548,474
CME Group Inc.	14,145	5,255,009
E*TRADE Financial Corp. (a) (b)	113,200	316,960
Federated Investors Inc. Class B	18,116	522,647
Franklin Resources Inc.	32,347	2,850,741
Goldman Sachs Group Inc. (The)	91,571	11,721,088
IntercontinentalExchange Inc. (a)	15,857	1,279,343
Invesco Ltd.	81,215	1,703,891
Janus Capital Group Inc. (b)	33,579	815,298
JPMorgan Chase & Co.	776,066	36,242,282

Legg Mason Inc. (b)	30,034	1,143,094
Merrill Lynch & Co. Inc.	322,822	8,167,397
Morgan Stanley	233,737	5,375,951
NYSE Euronext Inc.	56,253	2,203,993
SLM Corp. (a)	98,062	1,210,085
T. Rowe Price Group Inc.	54,519	2,928,216

		125,238,780

ELECTRIC—3.26%
AES Corp. (The) (a)	141,073	1,649,143
Allegheny Energy Inc. (b)	35,294	1,297,760
Ameren Corp. (b)	43,992	1,717,008
American Electric Power Co. Inc.	85,005	3,147,735
CenterPoint Energy Inc.	71,872	1,047,175
CMS Energy Corp. (b)	47,382	590,854
Consolidated Edison Inc. (b)	57,788	2,482,572
Constellation Energy Group Inc.	37,456	910,181
Dominion Resources Inc.	122,227	5,228,871
DTE Energy Co. (b)	34,268	1,374,832
Duke Energy Corp. (b)	266,782	4,650,010
Dynegy Inc. Class A (a) (b)	104,575	374,379
Edison International	68,401	2,729,200
Entergy Corp.	40,485	3,603,570
Exelon Corp.	138,572	8,677,379
FirstEnergy Corp.	64,361	4,311,543
FPL Group Inc.	86,138	4,332,741
Integrys Energy Group Inc.	16,065	802,286
Pepco Holdings Inc.	42,321	969,574
PG&E Corp. (b)	75,621	2,832,006
Pinnacle West Capital Corp. (b)	21,158	728,047
PPL Corp.	79,009	2,924,913
Progress Energy Inc. (b)	55,436	2,390,955
Public Service Enterprise Group Inc.	107,467	3,523,843
Southern Co. (The) (b)	162,342	6,118,670
TECO Energy Inc. (b)	44,313	697,043
Xcel Energy Inc. (b)	93,917	1,877,401

		70,989,691

ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
Emerson Electric Co.	163,863	6,683,972
Molex Inc. (b)	30,287	679,943

		7,363,915

ELECTRONICS—0.68%
Agilent Technologies Inc. (a)	75,609	2,242,563
Amphenol Corp. Class A	37,265	1,495,817
Applied Biosystems Inc.	35,433	1,213,580
Jabil Circuit Inc.	44,010	419,855
PerkinElmer Inc. (b)	24,783	618,832
Thermo Fisher Scientific Inc. (a)	88,309	4,856,995
Tyco Electronics Ltd.	100,355	2,775,819
Waters Corp. (a)	21,029	1,223,467

		14,846,928

ENGINEERING & CONSTRUCTION—0.16%
Fluor Corp.	37,697	2,099,723
Jacobs Engineering Group Inc. (a)	25,582	1,389,358

		3,489,081

ENTERTAINMENT—0.05%
International Game Technology Inc. (b)	65,041	1,117,404

		1,117,404

ENVIRONMENTAL CONTROL—0.18%
Allied Waste Industries Inc. (a)	70,895	787,643
Waste Management Inc.	103,002	3,243,533

		4,031,176

FOOD—2.11%
Campbell Soup Co. (b)	44,082	1,701,565
ConAgra Foods Inc.	95,538	1,859,169
Dean Foods Co. (a) (b)	31,884	744,810
General Mills Inc.	70,856	4,869,224
H.J. Heinz Co.	66,157	3,305,865
Hershey Co. (The) (b)	35,291	1,395,406
Kellogg Co.	52,417	2,940,594
Kraft Foods Inc.	320,051	10,481,670
Kroger Co. (The) (b)	138,878	3,816,367
McCormick & Co. Inc. NVS (b)	26,935	1,035,651
Safeway Inc.	91,965	2,181,410
Sara Lee Corp.	148,311	1,873,168
SUPERVALU Inc.	44,607	967,972
Sysco Corp. (b)	126,862	3,911,155
Tyson Foods Inc. Class A (b)	63,044	752,745
Whole Foods Market Inc. (b)	29,502	590,925
Wm. Wrigley Jr. Co.	45,395	3,604,363

		46,032,059

FOREST PRODUCTS & PAPER—0.35%
International Paper Co.	89,778	2,350,388
MeadWestvaco Corp. (b)	36,508	851,001
Plum Creek Timber Co. Inc. (b)	35,934	1,791,669
Weyerhaeuser Co. (b)	44,355	2,687,026

		7,680,084

GAS—0.18%
Nicor Inc. (b)	9,693	429,885
NiSource Inc.	57,628	850,589
Sempra Energy (b)	51,528	2,600,618

		3,881,092

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp. (The) (b)	12,850	780,638
Snap-On Inc. (b)	12,087	636,501
Stanley Works (The) (b)	16,479	687,833

		2,104,972

HEALTH CARE - PRODUCTS—4.16%
Baxter International Inc.	132,316	8,683,899
Becton, Dickinson and Co.	51,231	4,111,800
Boston Scientific Corp. (a)	316,235	3,880,203
C.R. Bard Inc. (b)	20,847	1,977,755
Covidien Ltd.	105,768	5,686,088
Intuitive Surgical Inc. (a) (b)	8,218	1,980,374
Johnson & Johnson	589,615	40,848,527
Medtronic Inc.	237,879	11,917,738
Patterson Companies Inc. (a) (b)	19,911	605,494
St. Jude Medical Inc. (a)	72,011	3,131,758
Stryker Corp. (b)	52,123	3,247,263
Varian Medical Systems Inc. (a) (b)	26,383	1,507,261
Zimmer Holdings Inc. (a)	47,820	3,087,259

		90,665,419

HEALTH CARE - SERVICES—1.04%
Aetna Inc.	100,031	3,612,119
Coventry Health Care Inc. (a)	31,866	1,037,238

DaVita Inc. (a) (b)	21,995	1,253,935
Humana Inc. (a)	35,538	1,464,166
Laboratory Corp. of America Holdings (a) (b)	23,375	1,624,563
Quest Diagnostics Inc. (b)	33,141	1,712,395
Tenet Healthcare Corp. (a) (b)	91,084	505,516
UnitedHealth Group Inc.	255,944	6,498,418
WellPoint Inc. (a)	108,295	5,064,957

		22,773,307

HOLDING COMPANIES - DIVERSIFIED—0.08%
Leucadia National Corp.	37,012	1,681,825

		1,681,825

HOME BUILDERS—0.12%
Centex Corp. (b)	25,426	411,901
D.R. Horton Inc.	57,772	752,191
KB Home (b)	16,233	319,465
Lennar Corp. Class A (b)	28,949	439,735
Pulte Homes Inc. (b)	44,917	627,490

		2,550,782

HOME FURNISHINGS—0.08%
Harman International Industries Inc.	12,074	411,361
Whirlpool Corp. (b)	15,781	1,251,275

		1,662,636

HOUSEHOLD PRODUCTS & WARES—0.47%
Avery Dennison Corp. (b)	22,375	995,240
Clorox Co. (The) (b)	28,947	1,814,687
Fortune Brands Inc. (b)	31,248	1,792,385
Kimberly-Clark Corp.	87,824	5,694,508

		10,296,820

HOUSEWARES—0.05%
Newell Rubbermaid Inc. (b)	58,177	1,004,135

		1,004,135

INSURANCE—3.04%
Aflac Inc.	100,378	5,897,208
Allstate Corp. (The)	114,675	5,288,811
American International Group Inc.	564,309	1,879,149
Aon Corp.	59,021	2,653,584
Assurant Inc.	24,952	1,372,360
Chubb Corp.	75,653	4,153,350
CIGNA Corp.	57,366	1,949,297
Cincinnati Financial Corp.	34,288	975,151
Genworth Financial Inc. Class A	90,929	782,899
Hartford Financial Services Group Inc. (The)	63,923	2,620,204
Lincoln National Corp.	54,439	2,330,534
Loews Corp. (b)	76,008	3,001,556
Marsh & McLennan Companies Inc.	108,142	3,434,590
MBIA Inc. (b)	43,130	513,247
MetLife Inc.	144,808	8,109,248
MGIC Investment Corp. (b)	26,907	189,156
Principal Financial Group Inc. (b)	54,356	2,363,942
Progressive Corp. (The)	142,250	2,475,150
Prudential Financial Inc.	90,309	6,502,248
Torchmark Corp.	18,021	1,077,656
Travelers Companies Inc. (The)	125,023	5,651,040
Unum Group (b)	72,734	1,825,623
XL Capital Ltd. Class A (b)	65,645	1,177,671

		66,223,674

INTERNET—1.88%
Akamai Technologies Inc. (a) (b)	35,386	617,132
Amazon.com Inc. (a) (b)	67,325	4,898,567
eBay Inc. (a)	229,418	5,134,375
Expedia Inc. (a) (b)	43,936	663,873
Google Inc. Class A (a)	50,389	20,181,802
Symantec Corp. (a)	176,357	3,453,070
VeriSign Inc. (a) (b)	40,911	1,066,959
Yahoo! Inc. (a)	292,093	5,053,209

		41,068,987

INVESTMENT COMPANIES—0.05%
American Capital Ltd. (b)	43,530	1,110,450

		1,110,450

IRON & STEEL—0.27%
AK Steel Holding Corp. (b)	23,542	610,209
Allegheny Technologies Inc. (b)	21,251	627,967
Nucor Corp. (b)	66,695	2,634,453
United States Steel Corp.	24,714	1,918,054

		5,790,683

LEISURE TIME—0.23%
Carnival Corp. (b)	92,322	3,263,583
Harley-Davidson Inc. (b)	49,674	1,852,840

		5,116,423

LODGING—0.15%
Marriott International Inc. Class A (b)	63,109	1,646,514
Starwood Hotels & Resorts Worldwide Inc. (b)	39,213	1,103,454
Wyndham Worldwide Corp.	37,193	584,302

		3,334,270

MACHINERY—0.74%
Caterpillar Inc.	128,027	7,630,409
Cummins Inc.	42,646	1,864,483
Deere & Co. (b)	89,690	4,439,655
Manitowoc Co. Inc. (The)	27,353	425,339
Rockwell Automation Inc.	30,828	1,151,118
Terex Corp. (a)	21,087	643,575

		16,154,579

MANUFACTURING—4.41%
Cooper Industries Ltd. (b)	36,546	1,460,013
Danaher Corp.	53,800	3,733,720
Dover Corp.	39,769	1,612,633
Eastman Kodak Co. (b)	60,584	931,782
Eaton Corp.	35,005	1,966,581
General Electric Co.	2,097,716	53,491,758
Honeywell International Inc.	156,919	6,519,985
Illinois Tool Works Inc.	84,270	3,745,802
Ingersoll-Rand Co. Ltd. Class A	66,726	2,079,849
ITT Industries Inc.	38,148	2,121,410
Leggett & Platt Inc. (b)	32,959	718,177
Pall Corp.	25,194	866,422
Parker Hannifin Corp. (b)	35,220	1,866,660
Textron Inc.	52,337	1,532,427
3M Co. (b)	147,089	10,047,649
Tyco International Ltd.	99,578	3,487,222

		96,182,090

MEDIA—2.45%
CBS Corp. Class B	142,988	2,084,765

Comcast Corp. Class A	616,466	12,101,228
DIRECTV Group Inc. (The) (a) (b)	122,614	3,208,808
Gannett Co. Inc.	48,072	812,898
McGraw-Hill Companies Inc. (The)	67,453	2,132,189
Meredith Corp. (b)	8,222	230,545
New York Times Co. (The) Class A (b)	26,012	371,711
News Corp. Class A	483,339	5,795,235
Scripps Networks Interactive Inc. Class A	18,872	685,242
Time Warner Inc.	755,331	9,902,389
Viacom Inc. Class B (a)	131,795	3,273,788
Walt Disney Co. (The)	396,361	12,164,319
Washington Post Co. (The) Class B (b)	1,264	703,745

		53,466,862

METAL FABRICATE & HARDWARE—0.11%
Precision Castparts Corp. (b)	29,244	2,303,842

		2,303,842

MINING—0.65%
Alcoa Inc.	171,082	3,863,032
Freeport-McMoRan Copper & Gold Inc. (b)	80,925	4,600,586
Newmont Mining Corp. (b)	96,229	3,729,836
Titanium Metals Corp. (b)	16,101	182,585
Vulcan Materials Co. (b)	22,984	1,712,308

		14,088,347

OFFICE & BUSINESS EQUIPMENT—0.16%
Pitney Bowes Inc.	43,597	1,450,036
Xerox Corp. (b)	185,699	2,141,109

		3,591,145

OIL & GAS—10.59%
Anadarko Petroleum Corp.	98,736	4,789,683
Apache Corp.	70,503	7,352,053
Cabot Oil & Gas Corp.	21,889	791,068
Chesapeake Energy Corp. (b)	109,844	3,939,006
Chevron Corp.	433,513	35,756,152
ConocoPhillips	320,802	23,498,747
Devon Energy Corp.	92,941	8,476,219
ENSCO International Inc.	30,313	1,746,938
EOG Resources Inc.	52,436	4,690,925
Exxon Mobil Corp.	1,095,593	85,083,752
Hess Corp.	59,653	4,896,318
Marathon Oil Corp.	148,581	5,923,924
Murphy Oil Corp. (b)	40,270	2,582,918
Nabors Industries Ltd. (a) (b)	59,124	1,473,370
Noble Corp.	56,427	2,477,145
Noble Energy Inc.	36,160	2,010,134
Occidental Petroleum Corp.	172,234	12,133,885
Pioneer Natural Resources Co.	25,217	1,318,345
Range Resources Corp. (b)	32,456	1,391,389
Rowan Companies Inc. (b)	23,674	723,241
Southwestern Energy Co. (a)	72,572	2,216,349
Sunoco Inc. (b)	24,551	873,525
Tesoro Corp.	28,979	477,864
Transocean Inc. (a)	67,251	7,386,850
Valero Energy Corp.	110,938	3,361,421
XTO Energy Inc.	115,783	5,386,225

		230,757,446

OIL & GAS SERVICES—1.99%
Baker Hughes Inc.	65,041	3,937,582
BJ Services Co.	61,731	1,180,914

Cameron International Corp. (a) (b)	45,499	1,753,531
Halliburton Co.	184,830	5,986,644
National Oilwell Varco Inc. (a) (b)	87,961	4,418,281
Schlumberger Ltd.	252,935	19,751,694
Smith International Inc.	45,501	2,668,179
Weatherford International Ltd. (a)	143,534	3,608,445

		43,305,270

PACKAGING & CONTAINERS—0.13%
Ball Corp.	20,550	811,520
Bemis Co. Inc. (b)	20,963	549,440
Pactiv Corp. (a)	27,499	682,800
Sealed Air Corp. (b)	33,663	740,249

		2,784,009

PHARMACEUTICALS—5.79%
Abbott Laboratories	325,030	18,715,227
Allergan Inc. (b)	64,990	3,346,985
AmerisourceBergen Corp. (b)	33,823	1,273,436
Barr Pharmaceuticals Inc. (a)	23,077	1,506,928
Bristol-Myers Squibb Co.	417,319	8,701,101
Cardinal Health Inc.	75,681	3,729,560
Eli Lilly and Co.	210,923	9,286,940
Express Scripts Inc. (a)	52,303	3,861,007
Forest Laboratories Inc. (a)	63,999	1,809,892
Gilead Sciences Inc. (a)	194,123	8,848,126
Hospira Inc. (a) (b)	33,421	1,276,682
King Pharmaceuticals Inc. (a)	51,510	493,466
Medco Health Solutions Inc. (a)	106,342	4,785,390
Merck & Co. Inc.	451,711	14,255,999
Mylan Inc. (a) (b)	64,014	731,040
Pfizer Inc.	1,421,373	26,210,118
Schering-Plough Corp.	342,643	6,328,616
Watson Pharmaceuticals Inc. (a) (b)	21,966	626,031
Wyeth	281,117	10,384,462

		126,171,006

PIPELINES—0.43%
El Paso Corp. (b)	147,473	1,881,755
Questar Corp. (b)	36,393	1,489,202
Spectra Energy Corp. (b)	130,557	3,107,257
Williams Companies Inc. (The)	120,632	2,852,947

		9,331,161

REAL ESTATE—0.02%
CB Richard Ellis Group Inc. Class A (a) (b)	36,586	489,155

		489,155

REAL ESTATE INVESTMENT TRUSTS—1.20%
Apartment Investment and Management Co. Class A (b)	17,409	609,663
AvalonBay Communities Inc. (b)	16,167	1,591,156
Boston Properties Inc. (b)	25,131	2,353,769
Developers Diversified Realty Corp. (b)	25,176	797,827
Equity Residential (b)	57,306	2,544,959
General Growth Properties Inc. (b)	49,097	741,365
HCP Inc.	52,995	2,126,689
Host Hotels & Resorts Inc. (b)	109,677	1,457,607
Kimco Realty Corp. (b)	48,430	1,789,004
ProLogis	55,042	2,271,583
Public Storage	26,379	2,611,785
Simon Property Group Inc. (b)	47,428	4,600,516
Vornado Realty Trust (b)	28,853	2,624,180

		26,120,103

RETAIL—5.70%
Abercrombie & Fitch Co. Class A (b)	18,268	720,673
AutoNation Inc. (a) (b)	24,390	274,144
AutoZone Inc. (a) (b)	8,638	1,065,411
Bed Bath & Beyond Inc. (a) (b)	55,163	1,732,670
Best Buy Co. Inc. (b)	71,767	2,691,263
Big Lots Inc. (a) (b)	17,175	477,980
Costco Wholesale Corp. (b)	91,642	5,950,315
CVS Caremark Corp.	302,569	10,184,473
Darden Restaurants Inc. (b)	29,436	842,753
Dillard’s Inc. Class A (b)	12,440	146,792
Family Dollar Stores Inc. (b)	29,368	696,022
GameStop Corp. Class A (a) (b)	34,618	1,184,282
Gap Inc. (The)	98,857	1,757,677
Home Depot Inc.	358,062	9,270,225
J.C. Penney Co. Inc.	46,627	1,554,544
Kohl’s Corp. (a) (b)	64,389	2,967,045
Limited Brands Inc. (b)	61,327	1,062,184
Lowe’s Companies Inc.	308,959	7,319,239
Macy’s Inc.	88,302	1,587,670
McDonald’s Corp.	236,826	14,612,164
Nordstrom Inc. (b)	34,291	988,267
Office Depot Inc. (a)	56,955	331,478
RadioShack Corp. (b)	27,610	477,101
Sears Holdings Corp. (a) (b)	12,211	1,141,728
Staples Inc. (b)	149,822	3,370,995
Starbucks Corp. (a) (b)	154,415	2,296,151
Target Corp. (b)	159,540	7,825,437
Tiffany & Co. (b)	26,469	940,179
TJX Companies Inc. (The)	87,773	2,678,832
Walgreen Co. (b)	208,656	6,459,990
Wal-Mart Stores Inc.	473,229	28,341,685
Yum! Brands Inc. (b)	98,277	3,204,813

		124,154,182

SAVINGS & LOANS—0.11%
Hudson City Bancorp Inc. (b)	109,008	2,011,198
Sovereign Bancorp Inc.	114,253	451,299

		2,462,497

SEMICONDUCTORS—2.23%
Advanced Micro Devices Inc. (a) (b)	127,547	669,622
Altera Corp. (b)	62,979	1,302,406
Analog Devices Inc.	60,933	1,605,585
Applied Materials Inc.	281,539	4,259,685
Broadcom Corp. Class A (a)	93,917	1,749,674
Intel Corp.	1,186,714	22,227,153
KLA-Tencor Corp. (b)	36,470	1,154,276
Linear Technology Corp. (b)	46,605	1,428,909
LSI Corp. (a) (b)	133,993	718,202
MEMC Electronic Materials Inc. (a)	47,832	1,351,732
Microchip Technology Inc. (b)	38,860	1,143,650
Micron Technology Inc. (a) (b)	159,943	647,769
National Semiconductor Corp. (b)	42,378	729,325
Novellus Systems Inc. (a)	21,560	423,438
NVIDIA Corp. (a)	116,549	1,248,240
QLogic Corp. (a)	27,837	427,576
Teradyne Inc. (a)	35,964	280,879
Texas Instruments Inc.	275,465	5,922,498
Xilinx Inc. (b)	58,664	1,375,671

		48,666,290

SOFTWARE—4.16%
Adobe Systems Inc. (a)	111,630	4,406,036
Autodesk Inc. (a) (b)	47,035	1,578,024
Automatic Data Processing Inc.	107,817	4,609,177
BMC Software Inc. (a) (b)	40,126	1,148,807
CA Inc. (b)	83,168	1,660,033
Citrix Systems Inc. (a) (b)	38,564	974,127
Compuware Corp. (a) (b)	55,042	533,357
Electronic Arts Inc. (a)	67,418	2,493,792
Fidelity National Information Services Inc.	39,862	735,853
Fiserv Inc. (a) (b)	34,426	1,629,038
IMS Health Inc.	38,122	720,887
Intuit Inc. (a) (b)	67,407	2,130,735
MasterCard Inc. Class A (b)	15,284	2,710,312
Microsoft Corp.	1,656,713	44,217,670
Novell Inc. (a)	74,108	380,915
Oracle Corp. (a)	827,499	16,806,505
Paychex Inc.	67,341	2,224,273
Salesforce.com Inc. (a)	21,862	1,058,121
Total System Services Inc.	41,666	683,322

		90,700,984

TELECOMMUNICATIONS—5.58%
American Tower Corp. Class A (a) (b)	83,252	2,994,574
AT&T Inc.	1,243,474	34,717,794
CenturyTel Inc. (b)	22,164	812,311
Ciena Corp. (a)	19,409	195,643
Cisco Systems Inc. (a)	1,245,564	28,099,924
Corning Inc.	332,564	5,201,301
Embarq Corp.	29,547	1,198,131
Frontier Communications Corp. (b)	68,160	783,840
Harris Corp.	28,235	1,304,457
JDS Uniphase Corp. (a) (b)	47,705	403,584
Juniper Networks Inc. (a) (b)	114,507	2,412,663
Motorola Inc.	477,305	3,407,958
QUALCOMM Inc.	345,982	14,866,847
Qwest Communications International Inc. (b)	306,926	991,371
Sprint Nextel Corp.	602,418	3,674,750
Tellabs Inc. (a)	81,837	332,258
Verizon Communications Inc.	600,438	19,268,055
Windstream Corp. (b)	93,979	1,028,130

		121,693,591

TEXTILES—0.04%
Cintas Corp.	27,457	788,290

		788,290

TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc. (b)	27,076	940,079
Mattel Inc. (b)	76,020	1,371,401

		2,311,480

TRANSPORTATION—2.10%
Burlington Northern Santa Fe Corp.	59,778	5,525,281
C.H. Robinson Worldwide Inc. (b)	35,839	1,826,355
CSX Corp.	85,911	4,688,163
Expeditors International Washington Inc. (b)	44,798	1,560,762
FedEx Corp.	65,591	5,184,313
Norfolk Southern Corp.	79,229	5,245,752
Ryder System Inc. (b)	12,088	749,456
Union Pacific Corp.	107,673	7,662,011
United Parcel Service Inc. Class B (b)	212,934	13,391,419

		45,833,512

TOTAL COMMON STOCKS (Cost: $2,163,181,240)		2,147,016,715

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—12.89%

MONEY MARKET FUNDS—12.75%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.63% (c) (d)	28,657,570	28,657,570
BGI Cash Premier Fund LLC 2.67% (c) (d) (e)	249,349,595	249,349,595

		278,007,165

U.S. TREASURY OBLIGATIONS—0.14%
U.S. Treasury Bill 0.28%, 12/18/08 (f) (g)	$150,000	149,909
U.S. Treasury Bill 0.67%, 12/26/08 (f) (g)	3,000,000	2,995,233

		3,145,142

TOTAL SHORT-TERM INVESTMENTS (Cost: $281,154,263)		281,152,307

TOTAL INVESTMENTS IN SECURITIES—111.38% (Cost: $2,444,335,503)		2,428,169,022

Other Assets, Less Liabilities—(11.38)%		(248,181,790)

NET ASSETS—100.00%		$2,179,987,232

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (December 2008)	556	$32,498,200	$(2,223,663)

			$(2,223,663)

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios. The LifePath 2050 Master Portfolio commenced operations on June 30, 2008.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

Effective January 1, 2008, the Master Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Master Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Master Portfolio’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate the Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

The following table summarizes the inputs used in valuing the Master Portfolio’s investments as of September 30, 2008:

Investments in Securities
Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value
$ 2,428,169,022	$ —	$ —	$ 2,428,169,022

Other Financial Instruments(a)
Level 1 – Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value
$ (2,223,663)	$ —	$ —	$ (2,223,663)

(a) Other financial instruments include futures contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

FEDERAL INCOME TAXES

As of September 30, 2008, the cost of investments for federal income tax purposes was $2,495,555,362. Net unrealized depreciation aggregated $67,386,340, of which $461,409,224 represented gross unrealized appreciation on securities and $528,795,564 represented gross unrealized depreciation on securities.

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of September 30, 2008, the Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $3,150,000 for initial margin requirements.

2. TRANSACTIONS WITH AFFILIATES

The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

3. PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2008, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

4. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued Financial Accounting Standards Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced disclosures for derivative instruments and hedging activities and is effective for fiscal years and interim periods beginning after November 15, 2008. MIP is currently evaluating the impact the adoption of FAS 161 will have on the financial statements.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)*	/s/ E. G. Purcell, III
E. G. Purcell, III, President
(principal executive officer)

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. G. Purcell, III
E. G. Purcell, III, President
(principal executive officer)

Date: November 24, 2008

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date: November 24, 2008

*	Print the name and title of each signing officer under his or her signature.